Long-Term Debt - Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 6,648,772.0	$ 79,778.9	₨ 2,054,436.4
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 130,381.5